RESTRUCTURING - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESTRUCTURING
Restructuring costs	$ (33,000.0)	$ (475,000.0)	$ 9,135,000